Biological Assets - Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 CAD ($) $ / g g	Jun. 30, 2021 CAD ($) $ / g g
Average selling price per gram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	5.18	4.70
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 9,813	$ 5,067
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 9,813	$ 5,067
Weighted average yield (grams per plant)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | g	39.16	30.69
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,219	$ 3,337
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 3,219	$ 3,337
Weighted average effective yield
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets	0.89	0.84
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,104	$ 890
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,104	$ 890
Cost per gram to complete production
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	1.52	1.72
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 6,607	$ 6,323
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 6,607	$ 6,323